SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 9,774,752	R$ 9,808,021
Brazilian Real (BRL)
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 1,789,242	R$ 456,448
Brazilian Real (BRL) | CDI
SHORT-TERM DEBT AND LONG-TERM DEBT
Percentage of basis used to calculate interest rate	(2.11%)	0.82%
U.S. Dollar (USD)
SHORT-TERM DEBT AND LONG-TERM DEBT
Weighted average cost of debt	6.12%	5.52%
Total	R$ 7,837,820	R$ 9,169,319
Other currencies
SHORT-TERM DEBT AND LONG-TERM DEBT
Weighted average cost of debt	3.64%	3.88%
Total	R$ 147,690	R$ 182,254